Investments in Associates and Joint Ventures - Summary of Main Investments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	49.90%
Percentage interest in voting capital	30.06%
Porto Seguro Itau Unibanco Participacoes S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	42.93%	42.93%
Percentage interest in voting capital	42.93%	42.93%
BSF Holding S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	49.00%	49.00%
Percentage interest in voting capital	49.00%	49.00%
IRB-Brasil Resseguros S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	11.20%	11.20%
Percentage interest in voting capital	11.20%	11.20%
Gestora De Inteligencia De Credito S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	20.00%	20.00%
Percentage interest in voting capital	20.00%	20.00%
Compania Uruguaya De Medios De Procesamiento S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	35.83%	35.83%
Percentage interest in voting capital	35.83%	35.83%
Rias Redbanc S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	25.00%	25.00%
Percentage interest in voting capital	25.00%	25.00%
Kinea Private Equity Investimentos S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	80.00%	80.00%
Percentage interest in voting capital	40.00%	49.00%
Tecnologia Bancaria S A [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	28.95%	28.95%
Percentage interest in voting capital	28.95%	28.95%
Olimpia Promocao e Servicos S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
Conectcar Solucoes de Mobilidade Eletronica S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%